Commitments (Details) $ / shares in Units, $ in Millions	7 Months Ended
Dec. 31, 2020 USD ($) $ / shares
Commitments and Contingencies (Textual)
Cash underwriting discount rate | $ / shares	$ 0.20
Sale of stock underwriting fees | $	$ 6.0
Payable to the underwriters per share | $ / shares	$ 0.35
Sale of stock deferred underwriting fees | $	$ 10.5